Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Mario L. Giannini		Erik R. Hirsch		Juan Delgado-Moreira		Average SCT Total for non-PEO NEOs (3) ($)	Average CAP to non-PEO NEOs (3) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income (6) ($ millions)	Fee Related Earnings (7) ($ millions)
	SCT Total for PEO (1) ($)	CAP to PEO (2) ($)	SCT Total for PEO (1) ($)	CAP to PEO (2) ($)	SCT Total for PEO (1) ($)	CAP to PEO (2) ($)			Total Shareholder Return (4) ($)	Peer Group Total Shareholder Return (5) ($)
2025			80,221,476	81,497,762	79,026,911	79,992,877	2,295,888	2,884,501	294.21	256.43	313.77	276.47
2024	376,295	376,295	3,897,893	4,631,205	2,855,804	3,595,627	1,201,488	1,643,962	220.10	226.73	227.21	206.72
2023	658,386	658,386	—	—	—	—	3,088,962	3,099,481	141.70	171.52	187.19	168.87
2022	711,477	711,477	—	—	—	—	1,959,255	1,997,115	144.58	189.87	247.25	144.25
2021	853,803	1,091,877	—	—	—	—	2,183,114	2,870,381	163.01	174.17	168.79	130.04

Company Selected Measure Name	Fee Related Earnings (“FRE”)
Named Executive Officers, Footnote	Mr. Giannini served as PEO in fiscal 2021, 2022, 2023 and a portion of fiscal 2024. In fiscal 2024 Messrs. Hirsch and Delgado-Moreira served as Co-PEOs after Mr. Giannini transitioned to his current role. Messrs. Hirsch and Delgado-Moreira served as Co-PEOs in fiscal 2025.The non-PEO NEOs were the following individuals for each of the fiscal years shown: 2025 – Mr. Armbrister, Ms. Kramer, Ms. Gavalis and Mr. Carl; 2024 – Mr. Armbrister, Mr. Varma, Ms. Kramer, Ms. Gavalis and Mr. Carl; 2023 – Mr. Varma, Mr. Hirsch, Mr. Delgado-Moreira and Ms. Gavalis; 2022 – Mr. Varma, Mr. Hirsch, Mr. Delgado-Moreira, Ms. Gavalis and Kevin Lucey; and 2021 – Mr. Varma, Mr. Hirsch, Mr. Delgado-Moreira and Mr. Lucey, collectively, our non-PEO NEOs for each covered year as reported in the “Total” column of the Summary Compensation Table in this and prior years’ proxy statements.
Peer Group Issuers, Footnote	Total shareholder return (“TSR”) as calculated based on a fixed investment of $100 in our Class A common stock measured from the market close on March 31, 2020 (the last trading day of fiscal 2020) through and including the end of the fiscal year for each year reported in the table, assuming the reinvestment of dividends.Total shareholder return as calculated based on a fixed investment of $100 in the Dow Jones U.S. Asset Managers Index, measured from the market close on March 31, 2020 (the last trading day of fiscal 2020) through and including the end of the fiscal year for each year reported in the table, assuming the reinvestment of dividends. This is the same industry index used in our “Stock Performance Graph” in “Item 5. Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities” of our 2025 Form 10-K.
Adjustment To PEO Compensation, Footnote	To calculate CAP for fiscal 2025, the following amounts were deducted from and added to Summary Compensation Table total compensation for each of the fiscal years shown for each PEO as well as for our non-PEO NEOs in accordance with the requirements of Item 402(v)(2)(iii):

	2025
	Erik R. Hirsch	Juan Delgado-Moreira
	PEO ($)	PEO ($)	Avg. Non-PEO NEOs ($)
Summary Compensation Table Total	80,221,476	79,026,911	2,295,888
Deduct amounts reported in the Stock Awards column of Summary Compensation Table(w)	75,928,720	75,665,922	911,933
Add fair value(x) of current year equity awards at end of current fiscal year	76,334,669	76,052,832	916,577
Add change in fair value(x) of prior years’ equity awards that remained outstanding and unvested at end of current fiscal year	575,473	383,757	528,587
Add change in fair value(x) of prior years’ equity awards that vested during current fiscal year	294,863	195,299	55,383
Deduct fair value at end of prior fiscal year of equity awards that failed to meet vesting conditions in the current fiscal year	—	—	—
CAP Total(y)	81,497,762	79,992,877	2,884,501

(w) Reflects the grant date fair value of equity-based awards as discussed in the Summary Compensation Table and the Grants of Plan-Based Awards table.
(x) Reflects the measurement date fair value of equity-based awards, measured in accordance with ASC 718 and in accordance with the SEC’s methodology for determining CAP. The valuation methods and underlying assumptions are consistent with those disclosed in our financial statements as of the grant date for each award, including awards subject to performance conditions which are valued at the probable outcome of the award at each measurement date, and are further described in “Compensation and Benefits” in Note 2, “Summary of Significant Accounting Policies” and Note 10, “Equity Based Compensation” to our consolidated financial statements included in Item 8 of our 2025 Form 10-K. For performance stock awards, the grant date fair value reported is based upon the probable outcome of the performance conditions described in “—Compensation Discussion and Analysis—Determination of Compensation for Named Executive Officers—Compensation Elements—Equity Awards—2017 Equity Plan”.

(y) All applicable adjustments are listed herein. Regarding those items referenced in Item 402(v) that are not reflected: (1) no equity awards were granted that vested within the same fiscal year; (2) dividend share accruals and vestings are not broken out separately as they are included in the fair value of the equity award to which they apply; (3) no equity awards were modified during fiscal 2025; and (4) the Company does not offer pension plans to its named executive officers.

Non-PEO NEO Average Total Compensation Amount	$ 2,295,888	$ 1,201,488	$ 3,088,962	$ 1,959,255	$ 2,183,114
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,884,501	1,643,962	3,099,481	1,997,115	2,870,381
Adjustment to Non-PEO NEO Compensation Footnote	To calculate CAP for fiscal 2025, the following amounts were deducted from and added to Summary Compensation Table total compensation for each of the fiscal years shown for each PEO as well as for our non-PEO NEOs in accordance with the requirements of Item 402(v)(2)(iii):

	2025
	Erik R. Hirsch	Juan Delgado-Moreira
	PEO ($)	PEO ($)	Avg. Non-PEO NEOs ($)
Summary Compensation Table Total	80,221,476	79,026,911	2,295,888
Deduct amounts reported in the Stock Awards column of Summary Compensation Table(w)	75,928,720	75,665,922	911,933
Add fair value(x) of current year equity awards at end of current fiscal year	76,334,669	76,052,832	916,577
Add change in fair value(x) of prior years’ equity awards that remained outstanding and unvested at end of current fiscal year	575,473	383,757	528,587
Add change in fair value(x) of prior years’ equity awards that vested during current fiscal year	294,863	195,299	55,383
Deduct fair value at end of prior fiscal year of equity awards that failed to meet vesting conditions in the current fiscal year	—	—	—
CAP Total(y)	81,497,762	79,992,877	2,884,501

(w) Reflects the grant date fair value of equity-based awards as discussed in the Summary Compensation Table and the Grants of Plan-Based Awards table.
(x) Reflects the measurement date fair value of equity-based awards, measured in accordance with ASC 718 and in accordance with the SEC’s methodology for determining CAP. The valuation methods and underlying assumptions are consistent with those disclosed in our financial statements as of the grant date for each award, including awards subject to performance conditions which are valued at the probable outcome of the award at each measurement date, and are further described in “Compensation and Benefits” in Note 2, “Summary of Significant Accounting Policies” and Note 10, “Equity Based Compensation” to our consolidated financial statements included in Item 8 of our 2025 Form 10-K. For performance stock awards, the grant date fair value reported is based upon the probable outcome of the performance conditions described in “—Compensation Discussion and Analysis—Determination of Compensation for Named Executive Officers—Compensation Elements—Equity Awards—2017 Equity Plan”.

(y) All applicable adjustments are listed herein. Regarding those items referenced in Item 402(v) that are not reflected: (1) no equity awards were granted that vested within the same fiscal year; (2) dividend share accruals and vestings are not broken out separately as they are included in the fair value of the equity award to which they apply; (3) no equity awards were modified during fiscal 2025; and (4) the Company does not offer pension plans to its named executive officers.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures
•	Fee Related Earnings
•	Adjusted EBITDA
•	Revenues

Total Shareholder Return Amount	$ 294.21	220.10	141.70	144.58	163.01
Peer Group Total Shareholder Return Amount	256.43	226.73	171.52	189.87	174.17
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 313,770,000	$ 227,210,000	$ 187,190,000	$ 247,250,000	$ 168,790,000
Company Selected Measure Amount	276,470,000	206,720,000	168,870,000	144,250,000	130,040,000.00
Additional 402(v) Disclosure	Net Income” as reported in our Annual Report on Form 10-K for the fiscal years ended March 31, 2021 through 2025.
Measure:: 1
Pay vs Performance Disclosure
Name	Fee Related Earnings
Non-GAAP Measure Description	or purposes of Item 402(v)(2)(iii) and as further described below in “Tabular List of Most Important Performance Measures”, we have identified Fee Related Earnings (“FRE”) as our Company-Selected Measure. FRE is described in “Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations”—“Non-GAAP Financial Measures” of our 2025 Form 10-K. For an explanation of how we calculate FRE, please see Appendix A.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Revenues
Mr. Hirsch [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 80,221,476	$ 3,897,893
PEO Actually Paid Compensation Amount	81,497,762	4,631,205
Mr. Delgado-Moreira [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	79,026,911	2,855,804
PEO Actually Paid Compensation Amount	79,992,877	3,595,627
Mr. Giannini [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		376,295	$ 658,386	$ 711,477	$ 853,803
PEO Actually Paid Compensation Amount		$ 376,295	$ 658,386	$ 711,477	$ 1,091,877
PEO | Mr. Hirsch [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(75,928,720)
PEO | Mr. Hirsch [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	76,334,669
PEO | Mr. Hirsch [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	575,473
PEO | Mr. Hirsch [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	294,863
PEO | Mr. Hirsch [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Delgado-Moreira [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(75,665,922)
PEO | Mr. Delgado-Moreira [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	76,052,832
PEO | Mr. Delgado-Moreira [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	383,757
PEO | Mr. Delgado-Moreira [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	195,299
PEO | Mr. Delgado-Moreira [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(911,933)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	916,577
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	528,587
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	55,383
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0